Segment Disclosures - Summary of Reportable Segments (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 60,157,000	$ 58,705,000	$ 176,362,000	$ 175,430,000	$ 232,991,744	$ 212,643,094	$ 168,764,571
Operating expenses:
General and administrative	7,210,000	6,277,000	22,449,000	19,996,000	27,451,533	28,253,905	23,265,196
Depreciation	13,836,000	13,427,000	41,057,000	40,075,000	53,636,353	49,417,679	40,946,406
Intangible amortization expense	215,000	1,732,000	461,000	5,487,000	6,593,853	15,200,854	12,422,205
Acquisition expenses	38,000	76,000	121,000	118,000	192,358	888,009	934,838
Contingent earnout adjustment					0	1,514,447	12,619,744
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control						2,049,682	8,389,573
Total operating expenses	42,457,000	40,566,000	124,985,000	121,779,000	162,366,808	162,875,473	152,435,452
Gain on sale of real estate					0	0	178,631
Gain resulting from acquisition of unconsolidated affiliates						16,101,237
Income from operations	17,700,000	18,139,000	51,377,000	53,651,000	70,624,936	65,868,858	16,507,750
Other income (expense):
Other, net	(1,981,000)	(266,000)	(2,949,000)	(161,000)	3,128,867	841,401	(937,631)
Interest income	1,023,000	699,000	2,375,000	2,537,000
Interest expense	(19,102,000)	(15,925,000)	(52,949,000)	(45,534,000)	(61,804,621)	(41,511,911)	(33,383,604)
Loss on debt extinguishment	0	0	(471,000)	0	0	(2,393,475)	(2,444,788)
Income tax (expense) benefit	(404,000)	1,050,000	(1,093,000)	907,000	2,595,856	554,785	1,811,275
Net (loss) income	(3,392,000)	2,979,000	(5,735,000)	9,291,000	11,646,760	21,669,452	(19,564,718)
J V Properties
Other income (expense):
Equity in earnings (losses) from investments					(1,625,135)	(760,005)	(494,327)
Self Storage Rental Revenue
Revenues:
Total revenues	52,921,000	52,502,000	156,050,000	155,457,000	206,494,202	191,749,578	150,610,337
Ancillary Operating Revenue
Revenues:
Total revenues	2,457,000	2,255,000	6,973,000	6,626,000	8,826,868	8,445,803	7,552,597
Managed REIT Platform Revenue
Revenues:
Total revenues	2,923,000	2,518,000	8,328,000	9,115,000	11,906,311	7,819,216	6,322,970
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,856,000	1,430,000	5,011,000	4,232,000	5,764,363	4,628,497	4,278,667
Operating expenses:
Operating expenses	1,856,000	1,430,000	5,011,000	4,232,000	5,764,363	4,628,497	4,278,667
Property Operating Expenses
Operating expenses:
Operating expenses	18,249,000	16,317,000	53,334,000	49,333,000	65,362,857	58,437,110	48,127,657
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	1,053,000	1,307,000	2,552,000	2,538,000	3,365,491	2,485,290	1,451,166
Managed REITS
Other income (expense):
Equity in earnings (losses) from investments	(248,000)	(444,000)	(957,000)	(894,000)	(1,273,143)	(930,201)	(623,393)
Joint Ventures
Other income (expense):
Equity in earnings (losses) from investments	(380,000)	(274,000)	(1,068,000)	(1,215,000)
Self Storage
Revenues:
Total revenues	55,378,000	54,757,000	163,023,000	162,083,000	215,321,070	200,195,381	158,162,934
Operating expenses:
Depreciation	13,592,000	13,196,000	40,348,000	39,425,000	52,754,196	48,503,743	40,203,484
Intangible amortization expense	202,000	1,683,000	350,000	5,340,000	6,398,131	14,728,148	11,134,100
Acquisition expenses	38,000	76,000	121,000	118,000	192,358	888,009	934,838
Total operating expenses	32,081,000	31,272,000	94,153,000	94,216,000	124,707,542	122,557,010	100,400,079
Gain on sale of real estate							178,631
Income from operations	23,297,000	23,485,000	68,870,000	67,867,000	90,613,528	77,638,371	57,941,486
Other income (expense):
Other, net	(1,976,000)	(245,000)	(2,891,000)	(30,000)	217,807	(209,578)	(173,245)
Interest income	263,000	151,000	758,000	157,000
Interest expense	(19,061,000)	(15,883,000)	(52,826,000)	(45,408,000)	(61,636,064)	(41,339,401)	(33,207,310)
Loss on debt extinguishment			(471,000)			(2,393,475)	(2,444,788)
Income tax (expense) benefit	(333,000)	1,163,000	(862,000)	706,000	2,400,878	36,197	(193,604)
Net (loss) income	2,190,000	8,671,000	12,578,000	23,292,000	31,596,149	33,732,114	(21,922,539)
Self Storage | Self Storage Rental Revenue
Revenues:
Total revenues	52,921,000	52,502,000	156,050,000	155,457,000	206,494,202	191,749,578	150,610,337
Self Storage | Ancillary Operating Revenue
Revenues:
Total revenues	2,457,000	2,255,000	6,973,000	6,626,000	8,826,868	8,445,803	7,552,597
Self Storage | Property Operating Expenses
Operating expenses:
Operating expenses	18,249,000	16,317,000	53,334,000	49,333,000	65,362,857	58,437,110	48,127,657
Managed REIT Platform
Revenues:
Total revenues	4,779,000	3,948,000	13,339,000	13,347,000	17,670,674	12,447,713	10,601,637
Operating expenses:
Intangible amortization expense	13,000	49,000	111,000	147,000	195,722	472,706	1,288,105
Acquisition expenses	0
Contingent earnout adjustment						1,514,447	12,619,744
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control						2,049,682	8,389,573
Total operating expenses	2,922,000	2,786,000	7,674,000	6,917,000	9,325,576	11,150,622	28,027,255
Gain resulting from acquisition of unconsolidated affiliates						16,101,237
Income from operations	1,857,000	1,162,000	5,665,000	6,430,000	8,345,098	(17,398,328)	(17,425,618)
Other income (expense):
Other, net		149,000		156,000	3,359,875	(1,085,533)	20,990
Interest income	760,000	548,000	1,617,000	2,380,000
Income tax (expense) benefit	(75,000)	(106,000)	(210,000)	(199,000)	(196,599)	563,053	2,004,879
Net (loss) income	2,294,000	1,309,000	6,115,000	7,873,000	10,235,231	(18,116,713)	(16,023,142)
Managed REIT Platform | Managed REIT Platform Revenue
Revenues:
Total revenues	2,923,000	2,518,000	8,328,000	9,115,000	11,906,311	7,819,216	6,322,970
Managed REIT Platform | Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,856,000	1,430,000	5,011,000	4,232,000	5,764,363	4,628,497	4,278,667
Operating expenses:
Operating expenses	1,856,000	1,430,000	5,011,000	4,232,000	5,764,363	4,628,497	4,278,667
Managed REIT Platform | Managed REIT Platform Expenses
Operating expenses:
Operating expenses	1,053,000	1,307,000	2,552,000	2,538,000	3,365,491	2,485,290	1,451,166
Managed REIT Platform | Managed REITS
Other income (expense):
Equity in earnings (losses) from investments	(248,000)	(444,000)	(957,000)	(894,000)	(1,273,143)	(930,201)	(623,393)
Corporate and other
Operating expenses:
General and administrative	7,210,000	6,277,000	22,449,000	19,996,000	27,451,533	28,253,905	23,265,196
Depreciation	244,000	231,000	709,000	650,000	882,157	913,936	742,922
Total operating expenses	7,454,000	6,508,000	23,158,000	20,646,000	28,333,690	29,167,841	24,008,118
Income from operations	(7,454,000)	(6,508,000)	(23,158,000)	(20,646,000)	(28,333,690)	(29,167,841)	(24,008,118)
Other income (expense):
Other, net	(5,000)	(170,000)	(58,000)	(287,000)	(448,815)	(34,554)	(785,376)
Interest expense	(41,000)	(42,000)	(123,000)	(126,000)	168,557	172,510	176,294
Income tax (expense) benefit	4,000	(7,000)	(21,000)	400,000	391,577	44,465
Net (loss) income	(7,876,000)	(7,001,000)	(24,428,000)	(21,874,000)	(30,184,620)	(30,179,375)	(25,464,115)
Corporate and other | J V Properties
Other income (expense):
Equity in earnings (losses) from investments					$ (1,625,135)	$ (760,005)	$ (494,327)
Corporate and other | Joint Ventures
Other income (expense):
Equity in earnings (losses) from investments	$ (380,000)	$ (274,000)	$ (1,068,000)	$ (1,215,000)